ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

29. ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS

        The Company performed a test on the restricted net assets of consolidated subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2011. Therefore the separate condensed financial statements of the Company should be presented with the Company's investments in its subsidiary under the equity method of accounting

        The Company was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd., a Cayman Islands exempt company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011.

        Operating expenses for the Company for the years ended December 31, 2009, 2010 and 2011 included share-based compensation as a result of the options granted to employees of the Company in 2009, 2010 and 2011. Total share-based compensation for the years ended December 31, 2009, 2010 and 2011 were approximately RMB1,858,000, RMB16,860,000 and RMB3,234,000, respectively.

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2010 RMB	2011 RMB	2011 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	83,106	34,080	5,415
Restricted cash	1,327	—	—
Amounts due from subsidiaries, associates and related parties	85,640	124,964	19,855
Prepaid expenses and other current assets	77	1,906	303

Total current assets	170,150	160,950	25,573

Non-current assets:
Long-term investments	594,791	265,656	42,209

Total assets	764,941	426,606	67,782

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	7,156	5,915	940
Amounts due to subsidiaries, associates and related parties	2,717	14,645	2,327

Total liabilities	9,873	20,560	3,267

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 608,793 and 667,672 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	4,533	4,939	785
Class B ordinary shares (US$0.001 par value, 100,000 shares authorized, 80,503 shares issued and outstanding as of December 31, 2010, none outstanding as of December 31, 2011)	550	—	—
Treasury stock	(25,824)	—	—
Additional paid-in capital	1,072,079	1,033,892	164,269
Statutory reserves	5,595	5,595	889
Accumulated deficit	(301,865)	(638,380)	(101,428)

Total shareholders' equity	755,068	406,046	64,515

Total liabilities and shareholders' equity	764,941	426,606	67,782

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2009 RMB	2010 RMB	2011 RMB	2011 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(8,360)	(24,903)	(5,611)	(891)

Total costs and expenses	(8,360)	(24,903)	(5,611)	(891)

Loss from operations	(8,360)	(24,903)	(5,611)	(891)
Interest income	19	597	212	34
Foreign currency exchange gain (loss)	2	(3,350)	(1,981)	(315)

Loss before share of subsidiaries' and associates' (loss) income	(8,339)	(27,656)	(7,380)	(1,172)
Share of subsidiaries' and associates' income (loss)	143,380	(134,582)	(329,135)	(52,294)

Net income (loss)	135,041	(162,238)	(336,515)	(53,466)
Accretion of convertible redeemable preferred shares	(16,426)	(1,213)	—	—
Income allocated to participating preferred shareholders	(64,639)	—	—	—

Net income (loss) attributable to ordinary shareholders	53,976	(163,451)	(336,515)	(53,466)

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2009 RMB	2010 RMB	2011 RMB	2011 US$
				(Note 2(c))
Net cash used in operating activities	(11,529)	(7,800)	(31,020)	(4,928)
Net cash used in investing activities	—	(410,569)	—	—
Cash flow from financing activities:
Share repurchase	—	(26,816)	(15,332)	(2,436)
Payment of initial public offering costs	(4,251)	(13,572)	(1,315)	(209)
Proceeds from issuance of ordinary shares upon initial public offering	—	557,455	—	—
Proceeds from issuance of ordinary shares upon exercise of share options	—	2,664	583	93
Repayments of short-term borrowing to subsidiaries	(27,531)	(25,760)	—	—
Net cash (used in) provided by financing activities	(31,782)	493,971	(16,064)	(2,552)
Effect of exchange rate changes on cash and cash equivalents	(29)	(1,394)	(1,942)	(309)

Net (decrease) increase in cash and cash equivalents	(43,340)	74,208	(49,026)	(7,789)
Cash and cash equivalents at the beginning of year	52,238	8,898	83,106	13,204

Cash and cash equivalents at the end of year	8,898	83,106	34,080	5,415